Investment in joint ventures accounted for under the equity method: (Details 3) - MXN ($) $ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended
	May 26, 2017	May 26, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income			$ 5,119,806	$ 6,750,165	$ 3,629,262
Aerostar Airport Holdings, LLC [member]
Net income		$ 224,690			$ 288,497
Equity percentage in joint venture	50.00%	50.00%			50.00%
Equity method earnings		$ 112,345			$ 144,248